INCOME TAXES (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Federal net operating losses	$ 0.5
Deferred tax assets	0.1		$ 0.2
Research and development credit receivables			0.2
I O X [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	0.0		$ 10.6
Reduction of deferred tax liabilities	13.0
Current losses	2.4	$ 0.9
Net tax benefit	10.6	1.8
Change in the deferred income tax rate		0.2
Change in the deferred income tax rate		$ 2.9
I P R D [Member]
IfrsStatementLineItems [Line Items]
Loss on impairment	$ 46.9